SCHEDULE OF STATUTORY AND EFFECTIVE TAX EXPENSES (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Income before income tax expense				$ 432,828	$ 3,347,275	$ (1,074,799)
Tax at Hong Kong statutory tax rate of 16.5%					$ 552,300	$ (177,341)
Statutory tax rate				16.50%	16.50%	16.50%
Tax effect of tax-exempt entity					$ 3,743
Tax effect of non-deductible expenses					2,526	222
Tax effect of non-taxable income					(62,993)	(120,507)
Tax effect of unrecognized temporary differences					17,712	(802)
Changes in valuation allowance					(513,288)	298,428
Income tax expenses
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Income before income tax expense	$ 497,800	$ 3,892,810	$ 4,507,888
Tax at Hong Kong statutory tax rate of 16.5%		$ 642,314	$ 743,802
Statutory tax rate	16.50%	16.50%	16.50%
Tax effect of tax-exempt entity		$ 19,022
Tax effect of non-deductible expenses			42
Tax effect of non-taxable income		(14,246)	(34,634)
Tax effect of unrecognized temporary differences		(7,216)	(350)
Changes in valuation allowance		(639,874)	(708,860)
Income tax expenses